Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary shares		Class B Ordinary shares		Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Non-controlling Interest	Accumulated Other Comprehensive Loss	Total
Balance Beginning at Dec. 31, 2020		$ 76,277	[1]		[1]	$ 100,149,416		$ (28,234,492)	$ (112,027)	$ 814,343	$ 72,693,517
Balance Beginning (in Shares) at Dec. 31, 2020	[1]	190,714
Issuance shares at the market offering		$ 2,711	[1]		[1]	5,125,766					5,128,477
Issuance shares at the market offering (in Shares)	[1]	6,776
Conversion of convertible loans		$ 7,886	[1]		[1]	6,335,286					6,343,172
Conversion of convertible loans (in Shares)	[1]	19,712
Issuance of shares for services		$ 1,035	[1]		[1]	460,645					461,680
Issuance of shares for services (in Shares)	[1]	2,588
Options granted			[1]		[1]	5,873,566					5,873,566
Issuance of shares for options exercised		$ 40	[1]		[1]	$ (40)
Issuance of shares for options exercised (in Shares)	[1]	100
Issuance of reserve shares (in Shares)		6,692	[1]		[1]	(6,692)
Issuance of reserve shares (in Shares)	[1]	16,729
Capital contribution by non-controlling shareholder			[1]		[1]				$ 247		$ 247
Net loss for the year			[1]		[1]			(9,341,342)	(141,106)		(9,482,448)
Foreign currency translation adjustment			[1]		[1]				(4,410)	1,884,541	1,880,131
Balance Ending at Dec. 31, 2021		$ 94,641	[1]		[1]	117,937,947		(37,575,834)	(257,296)	2,698,884	82,898,342
Balance Ending (in Shares) at Dec. 31, 2021	[1]	236,619
Issuance shares at the market offering		$ 95	[1]		[1]	56,354					56,449
Issuance shares at the market offering (in Shares)	[1]	237
Issuance of shares for private placement		$ 66,891	[1]		[1]	6,963,628					7,030,519
Issuance of shares for private placement (in Shares)	[1]	167,225
Issuance shares for acquisitions		$ 256,079	[1]		[1]	30,073,156					30,329,235
Issuance shares for acquisitions (in Shares)	[1]	640,186
Disposition of a subsidiary			[1]		[1]				16,677		16,677
Conversion of convertible loans		$ 33,186	[1]		[1]	3,762,738					3,795,924
Conversion of convertible loans (in Shares)	[1]	82,965
Issuance of shares for services		$ 20,079	[1]		[1]	2,627,376					2,647,455
Issuance of shares for services (in Shares)	[1]	50,197
Options granted			[1]		[1]	$ 3,336,452					$ 3,336,452
Issuance of reserve shares (in Shares)		4,028	[1]		[1]	(4,028)
Issuance of reserve shares (in Shares)	[1]	10,069
Net loss for the year			[1]		[1]			$ (21,505,598)	$ (43,102)		$ (21,548,700)
Foreign currency translation adjustment			[1]		[1]				20,214	(6,032,425)	(6,012,211)
Balance Ending at Dec. 31, 2022		$ 474,999	[1]		[1]	164,753,623		(59,081,432)	(263,507)	(3,333,541)	102,550,142
Balance Ending (in Shares) at Dec. 31, 2022	[1]	1,187,498
Issuance of shares for private placement		$ 52,817,771	[1]		[1]	(3,780,052)	(40,500,000)				8,537,719
Issuance of shares for private placement (in Shares)	[1]	132,044,426
Issuance shares for acquisitions		$ 652,247	[1]		[1]	36,066,490					36,718,737
Issuance shares for acquisitions (in Shares)	[1]	1,630,616
Conversion of convertible loans		$ 44,751	[1]		[1]	3,083,702					3,128,453
Conversion of convertible loans (in Shares)	[1]	111,875
Issuance shares as prepayment for potential acquisition		$ 279,320	[1]		[1]	15,626,866					15,906,186
Issuance shares as prepayment for potential acquisition (in Shares)	[1]	698,301
Split shares		$ (342)	[1]		[1]	(3,185)					(3,527)
Split shares (in Shares)	[1]	(855)
Non-controlling interests recognized from step acquisitions			[1]		[1]				23,946,670		23,946,670
Put options compensations		$ 49,011,985	[1]		[1]	21,994,129					71,006,114
Put options compensations (in Shares)	[1]	122,529,965
Transfer Class A to Class B		$ (97,561)	[1]	$ 97,561	[1]
Transfer Class A to Class B (in Shares)	[1]	(243,902)		243,902
Issuance of shares for services		$ 602,498	[1]		[1]	5,455,619					6,058,117
Issuance of shares for services (in Shares)	[1]	1,506,245
Capital contribution by non-controlling shareholder			[1]		[1]				115,050		115,050
Net loss for the year			[1]		[1]			(109,598,441)	(12,628,754)		(122,227,195)
Foreign currency translation adjustment			[1]		[1]				13,256	(1,728,975)	(1,715,719)
Balance Ending at Dec. 31, 2023		$ 103,785,668	[1]	$ 97,561	[1]	$ 243,197,192	$ (40,500,000)	$ (168,679,873)	$ 11,182,715	$ (5,062,516)	$ 144,020,747
Balance Ending (in Shares) at Dec. 31, 2023	[1]	259,464,169		243,902

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.